Notes to the Consolidated Statements of Operations- Research and development (R&D) expenses (Details) - Research and development expenses - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Materials	€ (1,971)	€ (3,719)	€ (3,834)	€ (9,280)
Personnel	(17,522)	(10,344)	(35,644)	(19,402)
Amortization, depreciation and impairment	(2,434)	(5,802)	(5,081)	(7,642)
Patents and fees to register/protect a legal right	(3,681)	(5,598)	(9,448)	(10,057)
Third-party services	(7,208)	(3,992)	(13,363)	(8,677)
Maintenance and lease	(1,708)	(1,383)	(4,174)	(3,404)
Other	(356)	(254)	(929)	(455)
Total	€ (34,879)	€ (31,093)	€ (72,473)	€ (58,918)